Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Investment held in trust account		$ 121,961,421		$ 0
Unrecognized tax benefits
Net tangible assets		5,000,001
Offering cost		5,404,094
Temporary equity		$ 121,861,421
Conversion of convertible related party note (in Shares)		17,500
Federal insurance		$ 250,000
Issuance shares of common stock (in Shares)	7,251,939
Proceeds amount	$ 4,000
Reimbursements expenses	4,500,000
Cash	$ 2,700,000
Public warrants, per share (in Dollars per share)	$ 0.03
Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption per share (in Dollars per share)		$ 10.6
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering cost	$ 3,800,000	$ 5,610,317
Underwriting fees	16,600,000	1,265,000
Deferred underwriting fees	400,000	3,450,000
Other offering costs		895,317
Temporary equity		$ 206,223
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption per share (in Dollars per share)		$ 10.6		$ 0
Subject to possible redemption (in Dollars per share)		$ 0.0001		0.0001
Class A Ordinary Shares [Member] | Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Subject to possible redemption (in Dollars per share)				$ 0
Pono Captial [Member]
Summary of Significant Accounting Policies [Line Items]
Net of redemptions	$ 140,000,000